Commitments and Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 item store	Dec. 31, 2013
Other Commitments [Line Items]
Number of Stores	15
Number of board members that are partners in leased property	2
Operating Leases, Rent Expense, Net	$ 718,000	$ 856,000
Owned Properties [Member]
Other Commitments [Line Items]
Number of Stores	11
Director [Member]
Other Commitments [Line Items]
Operating Leases, Rent Expense, Net	400,000	437,000
Lessee Leasing Arrangements, Operating Leases, Term of Contract	5 years
Lessee Leasing Arrangements, Operating Leases, Annual increase, Percentage	1.50%
Commitments to Extend Credit [Member]
Other Commitments [Line Items]
Other Commitment	150,900,000	103,200,000
Other Commitment, Due in Next Twelve Months	74,100,000	45,600,000
Standby Letters of Credit [Member]
Other Commitments [Line Items]
Other Commitment	$ 1,500,000	$ 1,400,000
Operating Leases [Member]
Other Commitments [Line Items]
Number of Stores	4